NET INCOME PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended
	Jul. 31, 2018	Jul. 16, 2018	Jun. 01, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (loss)				$ 23,371	$ 25,981	$ 47,349	$ 52,694
Distributions declared				26,215	22,107	50,140	43,373
Earnings less distributions				(6,123)	(1,204)	8,813	(4,546)
Net income attributable to the partners				$ 20,092	$ 23,311	$ 41,327	$ 47,919
Weighted-average units outstanding - basic (in shares)				42,231,119	31,428,577	42,176,202	28,784,479
Weighted-average units outstanding - diluted (in shares)				42,294,616	31,485,563	42,190,136	28,788,463
Net income per limited partner unit - basic (in dollars per share)				$ 0.39	$ 0.49	$ 0.83	$ 1.04
Net income per limited partner unit - diluted (in dollars per share)				$ 0.39	$ 0.49	$ 0.83	$ 1.04
Phantom Unit Award [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				146,065	74,750	429,503	393,439
Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared				$ 22,800	$ 20,000	$ 43,770	$ 32,272
Earnings less distributions				(6,123)	4,241	8,813	2,309
Net income attributable to the partners				16,677	15,759	34,957	29,963
Limited Partner, Subordinated Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared				0	0	0	7,308
Earnings less distributions					(5,445)		(6,855)
Net income attributable to the partners					$ 5,445		$ 14,163
Weighted-average units outstanding - basic (in shares)					10,649,228		13,253,423
Weighted-average units outstanding - diluted (in shares)					10,649,228		13,253,423
Net income per limited partner unit - basic (in dollars per share)					$ 0.52		$ 1.07
Net income per limited partner unit - diluted (in dollars per share)					$ 0.52		$ 1.07
Partners' Capital Account, Units, Converted			15,886,553
Incentive Distribution Rights - PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared				3,415	$ 2,107	6,370	$ 3,793
Earnings less distributions				0	0	0	0
Net income attributable to the partners				$ 3,415	$ 2,107	6,370	3,793
Limited Partner [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared						$ 0	0
PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared							$ 12,254
Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Shares, New Issues		1,775,750
Stock Issued During Period, Value, New Issues		$ 35,000
Development Assets Acquisition [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Shares, New Issues	1,494,134
Stock Issued During Period, Value, New Issues	$ 31,586